Information by business segment and geographic area (Details 3) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	$ 1,872	$ 1,798
Intangible	11,631	10,238	$ 9,011
Property, plant and equipment	48,396	44,938	$ 41,931
Total	61,899	56,974
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	1,872	1,798
Intangible	9,822	8,391
Property, plant and equipment	33,769	28,210
Total	45,463	38,399
Country Of Canada [Member]
IfrsStatementLineItems [Line Items]
Intangible	1,808	1,845
Property, plant and equipment	11,890	11,178
Total	13,698	13,023
Americas Except Brazil And Canada [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	4	4
Total	4	4
Country Of Indonesia [Member]
IfrsStatementLineItems [Line Items]
Intangible		1
Property, plant and equipment	59	2,731
Total	59	2,732
Country Of China [Member]
IfrsStatementLineItems [Line Items]
Intangible	1	1
Property, plant and equipment	14	19
Total	15	20
Asia Except China And Indonesia [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	731	786
Total	731	786
Country Of Europe [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	678	747
Total	678	747
Country Of Oman [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	1,251	1,263
Total	$ 1,251	$ 1,263